[FRONT COVER]




                           Met Investors Series Trust


                      MetLife Defensive Strategy Portfolio
                       MetLife Moderate Strategy Portfolio
                       MetLife Balanced Strategy Portfolio
                        MetLife Growth Strategy Portfolio
                      MetLife Aggressive Strategy Portfolio



                                 Class B Shares


                                   Prospectus

                                November 3, 2004



 Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange
    Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.




                                                                                                                Page


INTRODUCTION......................................................................................................3
         Understanding the Trust..................................................................................3
         Understanding the Portfolios.............................................................................3
THE PORTFOLIOS....................................................................................................7
         Investment Summary.......................................................................................7
                  MetLife Defensive Strategy Portfolio............................................................8
                  MetLife Moderate Strategy Portfolio............................................................12
                  MetLife Balanced Strategy Portfolio............................................................16
                  MetLife Growth Strategy Portfolio..............................................................20
                  MetLife Aggressive Strategy Portfolio..........................................................24

         Primary Risks of the Underlying Portfolios..............................................................28
                  The Manager....................................................................................33
                  Distribution Plan........................................................................... ..35

YOUR INVESTMENT..................................................................................................35
         Shareholder Information.................................................................................35
         Dividends, Distributions and Taxes......................................................................35
         Sales and Purchases of Shares...........................................................................37
FOR MORE INFORMATION.............................................................................................39

     INTRODUCTION

     Understanding the Trust

     Met Investors Series Trust (the "Trust") is an open-end management investment company that currently offers a selection of twenty-eight managed investment portfolios or mutual funds, only five of which are offered through this Prospectus (the "Portfolio"). Each of the five Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

Investing Through a Variable Insurance Contract


     Class B shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts").


     As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.


     A particular Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.


[SIDE BAR:

     Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

     Understanding the Portfolios

     Each Portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each Portfolio will invest substantially all of its assets in other portfolios of the Trust or of Metropolitan Series Fund, Inc. (the "Fund") which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios"). Each Portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). The Manager establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the Underlying Portfolios in which a Portfolio invests based on, among other things, the Manager's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each Underlying Portfolio and/or asset class. In addition, the Manager selects the Underlying Portfolios in which each Portfolio invests. The Manager may add new Underlying Portfolios or replace existing Underlying Portfolios.

     In allocating investments among Underlying Portfolios, the Manager analyzes each Underlying Portfolio's current holdings to determine the Portfolios investment style, i.e., for equities, large cap, mid cap, small cap, growth, value or both growth and value (blend) and, for fixed income, investment grade, high yield, maturity and duration. The Portfolios do not currently intend to invest in an Underlying Portfolio which only invests in money market securities. Rather, through holdings-based analysis, the Manager can achieve the targeted allocation to cash by directly purchasing money market instruments or counting cash held or money market securities purchased in other Underlying Portfolios in which the Portfolios invest. At least annually, the Manager will evaluate each Portfolio's asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. It is anticipated that changes among the three asset classes will be within a range of plus or minus 10%. The new target allocations will take effect approximately annually and all of your purchases, redemptions, reinvested income and capital gains throughout the year will be allocated according to these targets.

     At least approximately every 90 days, the Portfolios will be rebalanced to their previously established target allocations. Between rebalancings, cash flows and withdrawals will be effected in accordance with the previously established target allocations.

     The Underlying Portfolios in which the Portfolios may currently invest are:

         Met/AIM Mid-Cap Equity Portfolio
         Met/AIM Small Cap Growth Portfolio
         Davis Venture Value Portfolio
         Goldman Sachs Mid-Cap Value Portfolio
         Harris Oakmark Focused Value Portfolio
         Harris Oakmark International Portfolio
         Jennison Growth Portfolio
         Lord Abbett Bond Debenture Portfolio
         Lord Abbett Growth and Income Portfolio
         MFS Research International Portfolio
         Neuberger Berman Real Estate Portfolio
         Oppenheimer Capital Appreciation Portfolio
         PIMCO Inflation Protected Bond Portfolio
         PIMCO Total Return Portfolio
         PIMCO PEA Innovation Portfolio
         T. Rowe Price Mid-Cap Growth Portfolio
         Third Avenue Small Cap Value Portfolio
         Turner Mid-Cap Growth Portfolio
         Lehman Brothers Aggregate Bond Index Portfolio
         MetLife Mid Cap Stock Index Portfolio
         Morgan Stanley EAFE Index Portfolio
         Russell 2000 Index Portfolio
         MetLife Stock Index Portfolio


     Because each Portfolio invests in certain Underlying Portfolios of the Trust, you should look for information about those Underlying Portfolios in the Trust's prospectus which accompanies this Prospectus. Information on the Davis Venture Value, Harris Oakmark Focused Value, Jennison Growth, Lehman Brothers Aggregate Bond Index, MetLife Mid Cap Stock Index, Morgan Stanley EAFE Index, Russell 2000 Index and MetLife Stock Index Portfolios can be found in the Fund's prospectus which accompanies this Prospectus.


     Not all of these Underlying Portfolios will be purchased by each Portfolio.

     The following chart describes the initial targeted allocation among the range of equities, fixed income and cash/money market securities for the Portfolios. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios since each Underlying Portfolio may contain one or more asset classes (e.g. equity and fixed income) and each Underlying Portfolio may contain various sub-sets of an asset class (e.g. small cap and mid cap equity securities).



------------------------------- -------------- ----------------- ---------------- ------------------ ------------------
         Asset Class              Defensive        Moderate         Balanced      Growth Allocation     Aggressive
                                 Allocation       Allocation       Allocation                           Allocation
------------------------------- -------------- ----------------- ---------------- ------------------ ------------------
------------------------------- -------------- ----------------- ---------------- ------------------ ------------------

Range of Equities                    35%             50%               65%               85%                95%
------------------------------- -------------- ----------------- ---------------- ------------------ ------------------
------------------------------- -------------- ----------------- ---------------- ------------------ ------------------
     International                   7%              10%               13%               17%                19%
     Large Cap                       19%             26%               34%               45%                51%
     Mid Cap                         6%               9%               12%               15%                17%
     Small Cap                       3%               5%               6%                8%                 8%
------------------------------- -------------- ----------------- ---------------- ------------------ ------------------
Range of Fixed Income                55%             45%               30%               10%                0%
------------------------------- -------------- ----------------- ---------------- ------------------ ------------------
     Investment Grade                43%             35%               23%               8%                 0%
     High Yield                      12%             10%               7%                2%                 0%
------------------------------- -------------- ----------------- ---------------- ------------------ ------------------
------------------------------- -------------- ----------------- ---------------- ------------------ ------------------
Range of  Cash/Money Market          10%              5%               5%                5%                 5%
------------------------------- -------------- ----------------- ---------------- ------------------ ------------------


The Portfolios will invest new assets and reinvested dividends based on the target allocations. However, each Portfolio's allocations could change substantially as the Underlying Portfolios' asset values change due to market movements and portfolio management decisions.

     The current target and actual allocation percentages of each Portfolio's investments in the Underlying Portfolios are available for the Trust at the following website - www.metlifeinvestors.com. Upon accessing the website, click on the MetLife Asset Allocation Program Portfolio Allocations icon where you will find current target and actual allocations for each of the Portfolios. This information will be updated periodically to reflect the target and actual allocations.

     Under adverse market or economic conditions, each Portfolio could invest for temporary defensive purposes some or all of the assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objectives.

     After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

THE PORTFOLIOS

     Investment Summary

Each Portfolio's summary discusses the following:

o    Investment Objective

     What is the Portfolio's investment goal?

o    Principal Investment Strategy

     How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain?

o    Primary Risks

     What are the specific risks of investing in the Portfolio and the Underlying Portfolios?

o    Past Performance

     How well has the Portfolio performed over time?

o    Fees and Expenses

     What is the cost of investing in the Portfolio?



     [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective.

     Following the Investment Summary is the section entitled "Primary Risks of Investing in the Underlying Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments in the Underlying Portfolios.

     The SAI provides more detailed information regarding the various types of securities that each Portfolio and the Underlying Portfolios may purchase and certain investment techniques and practices of the investment advisers to the Underlying Portfolios.

     The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

                          MetLife Defensive Strategy Portfolio


Investment Objective:

     Seeks a high level of current income with growth of capital, a secondary objective.



Principal Investment Strategy:

     The Portfolio seeks to achieve its objective by investing in Class A shares of a diversified group of Underlying Portfolios of the Trust and of the Fund. Under normal circumstances, the Portfolio primarily invests in fixed income Underlying Portfolios and also invests in large cap, small cap, mid cap and international equity Underlying Portfolios in accordance with targeted allocations of 55% to fixed income securities, 35% to equity securities and 10% to cash/money market securities. The names of the Underlying Portfolios in which the Portfolio may invest and the approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities are set forth above in "Understanding the Portfolios."

     The Portfolio seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers as well as Underlying Portfolios that invest in foreign bonds denominated in currencies other than U.S. dollars. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high-yield, high-risk bonds.

     The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments include Underlying Portfolios that invest in stocks of U.S. or foreign large established companies as well as those that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

     The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

[Right side:]

Primary Risks:

     An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

     o Performance Risk - Substantially all of the assets of the Portfolio are invested in Underlying Portfolios, which means that the investment performance of the Portfolio is directly related to the investment performance of these Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying Portfolio will be achieved.

     o Non-diversification Risk - The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

     Since the Portfolio invests substantially all of its assets in the shares of the Underlying Portfolios, its performance is directly related to the ability of the Underlying Portfolios to meet their respective investment objectives.

     The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate: Each risk is described in "Primary Risks of Investing in the Underlying Portfolios" and in the Trust's prospectus and the Fund's prospectus with respect to each Underlying Portfolio.

          o    Market risk

          o    Interest rate risk

          o    Credit risk

          o    Foreign investment risk

          o    High yield debt security risk

          o    Market capitalization risk

          o    Investment style risk

          o    Real estate investment risk

          o    Mortgage-related securities risk

          o    Derivatives risk

          o    Diversification risk

Prior Performance:

     The Portfolio commenced operations on November 3, 2004. No performance information is currently available.


Fees and Expenses:

     This following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts or the fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.

Shareholder Transaction Expenses - N/A

Annual Portfolio Operating Expenses, (expenses that are deducted from Portfolio assets)



                  -------------------------- --------------------

                                                     Class B
                                                      -------

               ----------------------------------------------
               ----------------------------------------------


              Management Fee                     0.10%

               ----------------------------------------------
               ----------------------------------------------

               12b-1 Fees                         0.25%

               ----------------------------------------------
               ----------------------------------------------

               Other Expenses                     0.94%

               ----------------------------------------------
               ----------------------------------------------

               Total Annual Portfolio             1.29%
               Operating Expenses

               Before Expense Waiver/
               Reimbursement
               ----------------------------------------------
               ----------------------------------------------

               Contractual Expense               (0.94)%
               Waiver/ Reimbursement*

               ----------------------------------------------
               ----------------------------------------------

               Total Annual Portfolio             0.35%
               Operating Expenses After

               Expense Waiver/
               Reimbursement
               ----------------------------------------------



* Met Investors Advisory LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class B shares of the Portfolio will not exceed 0.35% for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

     As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee, which is not reflected in the above table, or in the Expense Example which follows. The total annual operating expenses of the Portfolio, including the operating expenses of the Underlying Portfolios (as of June 30, 2004) in which it currently intends to invest, could range from 0.89% to 1.39% for Class B shares. Therefore, investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses

---------------------------------------- -------------------------------------- --------------------------------------
                                                       One Year                              Three Years
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------



---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Class B                                                   $36                                   $218


---------------------------------------- -------------------------------------- --------------------------------------



                             MetLife Moderate Strategy Portfolio


Investment Objective:

     Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.



Principal Investment Strategy:

     The Portfolio seeks to achieve its objective by investing in Class A shares of a diversified group of Underlying Portfolios of the Trust and of the Fund. Under normal circumstances, the Portfolio primarily invests in large cap, small cap, mid cap and international equity Underlying Portfolios and also invests in fixed income Underlying Portfolios in accordance with targeted allocations of 50% to equity securities, 45% to fixed income securities and 5% to cash/money market securities. The names of the Underlying Portfolios in which the Portfolio may invest and the approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities are set forth in "Understanding the Portfolios."

     The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

     The Portfolio seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers as well as Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest high-yield, high-risk bonds.

     The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

[Right side:]

Primary Risks:

     An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

     o Performance Risk - Substantially all of the assets of the Portfolio are invested in Underlying Portfolios, which means that the investment performance of the Portfolio is directly related to the investment performance of these Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying Portfolio will be achieved.

     o Non-diversification Risk - The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

     Since the Portfolio invests substantially all of its assets in the shares of the Underlying Portfolios, its performance is directly related to the ability of the Underlying Portfolios to meet their respective investment objectives.

     The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate: Each risk is described in "Primary Risks of Investing in the Underlying Portfolios" and in the Trust's prospectus and the Fund's prospectus with respect to each Underlying Portfolio.

          o    Market risk

          o    Interest rate risk

          o    Credit risk

          o    High yield debt security risk

          o    Foreign investment risk

          o    Market capitalization risk

          o    Investment style risk

          o    Real estate investment risk

          o    Mortgage-related securities risk

          o    Derivatives risk

          o    Diversification risk



Prior Performance:

     The Portfolio commenced operations on November 3, 2004. No performance information is currently available.


Fees and Expenses:

     This following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts or the fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.

Shareholder Transaction Expenses - N/A

Annual Portfolio Operating Expenses, (expenses that are deducted from Portfolio assets)



               ---------------------------------- --------------- -----------

                                                                        Class B
                                                           -             -------

              ---------------------------------- --------------- -----------
              ---------------------------------- --------------- -----------

              Management Fee                                         0.10%

              ---------------------------------- --------------- -----------
              ---------------------------------- --------------- -----------

              12b-1 Fees                                             0.25%

              ---------------------------------- --------------- -----------
              ---------------------------------- --------------- -----------

              Other Expenses                                         0.52%

              ---------------------------------- --------------- -----------
              ---------------------------------- --------------- -----------

              Total Annual Portfolio Operating                       0.87%
              Expenses Before Expense Waiver/
              Reimbursement

              ---------------------------------- --------------- -----------
              ---------------------------------- --------------- -----------

              Contractual Expense Waiver/                           (0.52)%
              Reimbursement*

              ---------------------------------- --------------- -----------
              ---------------------------------- --------------- -----------

              Total Annual Portfolio Operating                       0.35%
              Expenses After Expense Waiver/
              Reimbursement

              ---------------------------------- --------------- -----------



* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class B shares of the Portfolio will not exceed 0.35% for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

     As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee, which is not reflected in the above table, or in the Expense Example which follows. The total annual operating expenses of the Portfolio, including the operating expenses of the Underlying Portfolios (as of June 30, 2004) in which it currently intends to invest, could range from 0.89% to 1.39% for Class B shares. Therefore, investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.


         Example of Portfolio Expenses

---------------------------------------- -------------------------------------- --------------------------------------
                                                       One Year                              Three Years
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------




Class B                                                   $36                                   $218
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------



---------------------------------------- -------------------------------------- --------------------------------------

                            MetLife Balanced Strategy Portfolio


Investment Objective:

     Seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

Principal Investment Strategy:

     The Portfolio seeks to achieve its objective by investing in Class A shares of a diversified group of Underlying Portfolios of the Trust and of the Fund. Under normal circumstances, the Portfolio primarily invests in large cap, small cap, mid cap and international equity Underlying Portfolios and also invests in fixed income Underlying Portfolios in accordance with targeted allocations of 65% to equity securities, 30% to fixed income securities and 5% to cash/money market securities. The names of the Underlying Portfolios in which the Portfolio may invest and the approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities are set forth in "Understanding the Portfolios."

     The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

     The Portfolio seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high-yield, high-risk bonds.

     The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

[Right side:]

Primary Risks:

     An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

     o Performance Risk - Substantially all of the assets of the Portfolio are invested in Underlying Portfolios, which means that the investment performance of the Portfolio is directly related to the investment performance of these Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying Portfolio will be achieved.

     o Non-diversification Risk - The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.



     Since the Portfolio invests substantially all of its assets in the shares of the Underlying Portfolios, its performance is directly related to the ability of the Underlying Portfolios to meet their respective investment objectives.

     The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate: Each risk is described in "Primary Risks of Investing in the Underlying Portfolios" and in the Trust's prospectus and the Fund's prospectus with respect to each Underlying Portfolio.

          o    Market risk

          o    Interest rate risk

          o    Credit risk

          o    High yield debt security risk

          o    Foreign investment risk

          o    Market capitalization risk

          o    Investment style risk

          o    Mortgage-related securities risk

          o    Real estate investment risk

          o    Derivatives risk

          o    Diversification risk


Prior Performance:

     The Portfolio commenced operations on November 3, 2004. No performance information is currently available.


Fees and Expenses:

     This following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts or the fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.

Shareholder Transaction Expenses - N/A

Annual Portfolio Operating Expenses, (expenses that are deducted from Portfolio assets)



          ---------------------------------------- -------------- --------------

                                                                   Class B
                                                         -         -------

     ---------------------------------------- -------------- --------------
     ---------------------------------------- -------------- --------------

     Management Fee                                                0.10%

     ---------------------------------------- -------------- --------------
     ---------------------------------------- -------------- --------------

     12b-1 Fees                                                    0.25%

     ---------------------------------------- -------------- --------------
     ---------------------------------------- -------------- --------------

     Other Expenses                                                0.52%

     ---------------------------------------- -------------- --------------
     ---------------------------------------- -------------- --------------

     Total Annual Portfolio Operating                              0.87%
     Expenses Before Expense Waiver/
     Reimbursement

     ---------------------------------------- -------------- --------------
     ---------------------------------------- -------------- --------------

     Contractual Expense Waiver/                                  (0.52)%
     Reimbursement*

     ---------------------------------------- -------------- --------------
     ---------------------------------------- -------------- --------------

     Total Annual Portfolio Operating                              0.35%
     Expenses After Expense Waiver/
     Reimbursement

     ---------------------------------------- -------------- --------------


*The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class B shares of the Portfolio will not exceed 0.35% for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

     As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee, which is not reflected in the above table, or in the Expense Example which follows. The total annual operating expenses of the Portfolio, including the operating expenses of the Underlying Portfolios (as of June 30, 2004) in which it currently intends to invest, could range from 0.89% to 1.39% for Class B shares. Therefore, investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.


         Example of Portfolio Expenses

---------------------------------------- -------------------------------------- --------------------------------------
                                                       One Year                              Three Years
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------



---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Class B                                                   $36                                   $218
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------


                               MetLife Growth Strategy Portfolio


Investment Objective:

         Seeks growth of capital.

Principal Investment Strategy:

     The Portfolio seeks to achieve its objective by investing in Class A shares of a diversified group of Underlying Portfolios of the Trust and of the Fund. Under normal circumstances, the Portfolio primarily invests in large cap, small cap, mid cap and international equity Underlying Portfolios and also invests in fixed income Underlying Portfolios in accordance with targeted allocations of 85% to equity securities, 10% to fixed income securities and 5% to cash/money market securities. The names of the Underlying Portfolios in which the Portfolio may invest and the approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities are set forth in "Understanding the Portfolios."

     The Portfolio seeks to achieve capital growth primarily through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential. The Portfolio seeks to achieve capital growth secondarily through its investments in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may invest in Underlying Portfolios that invest substantially all of their assets in U.S. government securities as well as Underlying Portfolios that invest in investment grade and high yield, high risk bonds.

     The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

[Right side:]

Primary Risks:

     An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

     o Performance Risk - Substantially all of the assets of the Portfolio are invested in Underlying Portfolios, which means that the investment performance of the Portfolio is directly related to the investment performance of these Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying Portfolio will be achieved.

     o Non-diversification Risk - The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

     Since the Portfolio invests substantially all of its assets in the shares of the Underlying Portfolios, its performance is directly related to the ability of the Underlying Portfolios to meet their respective investment objectives.

     The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate: Each risk is described in "Primary Risks of Investing in the Underlying Portfolios" in the Trust's prospectus and the Fund's prospectus with respect to each Underlying Portfolio.

     o    Market risk

     o    Interest rate risk

     o    Credit risk

     o    Foreign investment risk

     o    Market capitalization risk

     o    Investment style risk

     o    Mortgage-related securities risk

     o    Diversification risk

     o    Sector risk



Prior Performance:

     The Portfolio commenced operations on November 3, 2004. No performance information is currently available.


Fees and Expenses:

     This following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts or the fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.

Shareholder Transaction Expenses - N/A

Annual Portfolio Operating Expenses, (expenses that are deducted from Portfolio assets)




                  ------------------------------ --------------- ---------------

                                                                   Class B
                                                       -           -------

              ------------------------------ --------------- ---------------
              ------------------------------ --------------- ---------------

              Management Fee                                       0.10%

              ------------------------------ --------------- ---------------
              ------------------------------ --------------- ---------------

              12b-1 Fees                                           0.25%

              ------------------------------ --------------- ---------------
              ------------------------------ --------------- ---------------

              Other Expenses                                       0.52%

              ------------------------------ --------------- ---------------
              ------------------------------ --------------- ---------------

              Total Annual Portfolio                               0.87%
              Operating Expenses Before
              Expense Waiver/ Reimbursement

              ------------------------------ --------------- ---------------
              ------------------------------ --------------- ---------------

              Contractual Expense Waiver/                         (0.52)%
              Reimbursement*

              ------------------------------ --------------- ---------------
              ------------------------------ --------------- ---------------

              Total Annual Portfolio                               0.35%
              Operating Expenses After
              Expense Waiver/ Reimbursement

              ------------------------------ --------------- ---------------



* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class B shares of the Portfolio will not exceed 0.35% for the period ended April 30,. 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

     As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee, which is not reflected in the above table, or in the Expense Example which follows. The total annual operating expenses of the Portfolio, including the operating expenses of the Underlying Portfolios (as of June 30, 2004) in which it currently intends to invest, could range from 0.89% to 1.39% for Class B shares. Therefore, investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.


         Example of Portfolio Expenses

---------------------------------------- -------------------------------------- --------------------------------------
                                                       One Year                              Three Years
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------


Class B                                                   $36                                   $218
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------



---------------------------------------- -------------------------------------- --------------------------------------


                                 MetLife Aggressive Strategy Portfolio


Investment Objective:

         Seeks growth of capital.

Principal Investment Strategy:

     The Portfolio seeks to achieve its objective by investing in Class A shares of a diversified group of Underlying Portfolios of the Trust and of the Fund. Under normal circumstances, the Portfolio primarily invests in large cap, small cap, mid cap and international equity Underlying Portfolios in accordance with targeted allocations of 95% to equity securities and 5% to cash/money market securities. The names of the Underlying Portfolios in which the Portfolio may invest and the approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities are set forth in "Understanding the Portfolios."

     The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stock of large established U.S. companies, as well, to a lesser extent, in stocks of foreign companies and small U.S. companies with above-average growth potential.

     The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

[Right side:]

Primary Risks:

     An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

     o Performance Risk - Substantially all of the assets of the Portfolio are invested in Underlying Portfolios, which means that the investment performance of the Portfolio is directly related to the investment performance of these Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying Portfolio will be achieved.

     o Non-diversification Risk - The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

     Since the Portfolio invests substantially all of its assets in the shares of the Underlying Portfolios, its performance is directly related to the ability of the Underlying Portfolios to meet their respective investment objectives.

     The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate: Each risk is described in "Primary Risks of Investing in the Underlying Portfolios" and in the Trust's prospectus and the Fund's prospectus with respect to each Underlying Portfolio.

          o    Market risk

          o    Interest rate risk

          o    Credit risk

          o    High yield debt security risk

          o    Foreign investment risk

          o    Market capitalization risk

          o    Investment style risk

          o    Diversification risk

          o    Sector risk





Prior Performance:

     The Portfolio commenced operations on November 3, 2004. No performance information is currently available.


Fees and Expenses:

     This following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts or the fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.

Shareholder Transaction Expenses - N/A

Annual Portfolio Operating Expenses, (expenses that are deducted from Portfolio assets)



           ------------------------------------- --------------- -----------

                                                                    Class B
                                                       -             -------

           ------------------------------------- --------------- -----------
           ------------------------------------- --------------- -----------

           Management Fee                                            0.10%

           ------------------------------------- --------------- -----------
           ------------------------------------- --------------- -----------

           12b-1 Fees                                                0.25%

           ------------------------------------- --------------- -----------
           ------------------------------------- --------------- -----------

           Other Expenses                                            0.94%

           ------------------------------------- --------------- -----------
           ------------------------------------- --------------- -----------

           Total Annual Portfolio Operating                          1.29%
           Expenses Before Expense Waiver/
           Reimbursement

           ------------------------------------- --------------- -----------
           ------------------------------------- --------------- -----------

           Contractual Expense Waiver/                              (0.94)%
           Reimbursement*

           ------------------------------------- --------------- -----------
           ------------------------------------- --------------- -----------

           Total Annual Portfolio Operating                          0.35%
           Expenses After Expense Waiver/
           Reimbursement

           ------------------------------------- --------------- -----------



* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class B shares of the Portfolio will not exceed 0.35% for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

     As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee, which is not reflected in the above table, or in the Expense Example which follows. The total annual operating expenses of the Portfolio, including the operating expenses of the Underlying Portfolios (as of June 30, 2004) in which it currently intends to invest, could range from 0.95% to 1.39% for Class B shares. Therefore, investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses

---------------------------------------- -------------------------------------- --------------------------------------
                                                       One Year                              Three Years
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------



---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Class B                                                   $36                                   $218
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------




         Primary Risks of the Underlying Portfolios

Risks of the Underlying Portfolios

     One or more of the following primary risks may apply to the Underlying Portfolios. Please see the Investment Summary for your particular Portfolio to determine which risks apply to the Underlying Portfolios. The greater a Portfolio's investment in a particular asset class, the greater the impact to the Portfolio of the risks related to the class. For example, the MetLife Aggressive Strategy Portfolio, the MetLife Growth Strategy Portfolio and the MetLife Balanced Strategy Portfolio will be more impacted by market risk because more of their assets will be invested in U.S. and international stocks while the Met Defensive Strategy Portfolio and MetLife Moderate Strategy Portfolio will be more impacted by credit risk and interest rate risk because 65% and 50% of their assets, respectively, will be invested in debt securities. Please note that there are many other circumstances that could adversely affect your investment and prevent an Underlying Portfolio from reaching its objective, which are not described here.

     Market Risk. An Underlying Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by an Underlying Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

     Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Underlying Portfolio's shares.

     Interest Rate Risk. The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If an Underlying Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

     Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of the Underlying Portfolio's fixed income investments will affect the volatility of the Underlying Portfolio's share price.

     During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

     Credit Risk. The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. An Underlying Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Underlying Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

     High Yield Debt Security Risk. High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. An Underlying Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, an Underlying Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

     You should understand that high yield securities are not generally meant for short-term investing. When an Underlying Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

     Foreign Investment Risk. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

     o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

     o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

     o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

     o    Foreign  markets  may be less  liquid  and  more  volatile  than  U.S.
          markets.

     o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

     o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

     Investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

     Market Capitalization Risk. Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing an Underlying Portfolio that invests in these companies to increase in value more rapidly than an Underlying Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, dependency on a few key personnel for management compared to companies with greater financial resources, and a more limited trading market for their stocks as compared with larger companies.

     In addition, securities of these companies are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies and an Underlying Portfolio may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies.

     Investment Style Risk. Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

     Real Estate Investment Risk. Although the Neuberger Berman Real Estate Portfolio will not invest in real estate directly, it concentrates its assets in the real estate industry, so an investment in the Underlying Portfolio will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Underlying Portfolio's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

     The Underlying Portfolio may at times be more concentrated in particular sub-sectors of the real estate business - e.g. apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

     In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, and to maintain exemption from the Investment Company Act of 1940, as amended ("1940 Act"). In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REIT could end up holding the underlying real estate.

     Mortgage-Related Securities Risk. Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

     Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that an Underlying Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose an Underlying Portfolio to a lower rate of return when it reinvests the principal. Further, an Underlying Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

     If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of an Underlying Portfolio's shares to fluctuate more.

     Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

     Derivatives Risk. The PIMCO Total Return Portfolio's investments in derivatives can significantly increase the Underlying Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

     Diversification Risk. Because certain of the Underlying Portfolios (Harris Oakmark Focused Value Portfolio, Harris Oakmark International Portfolio, Neuberger Berman Real Estate Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, Janus Aggressive Growth, PIMCO Inflation Protected Bond and Third Avenue Small Cap Value Portfolios) may invest its assets in a small number of issuers, such Underlying Portfolios are more susceptible to any single economic, political or regulatory event affecting those issues than is a diversified portfolio.

     Sector Risk. Because PIMCO PEA Innovation Portfolio concentrates its investments in companies which utilize innovative technologies, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

     In addition to other risks, a fund that invests a substantial portion of its assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

Management

     The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager is expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Manager. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Manager

     Met Investors Advisory LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, manages all of the Portfolios. The Manager is responsible for the general management and administration of the Trust and the Portfolios. In addition to its managerial responsibilities, the Manager also is responsible for determining the asset allocation range for the Portfolios and ensuring that the allocations are consistent with the guidelines that have been approved by the Board of Trustees. Within the asset allocation range for the Portfolios, The Manager will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolios based on the Manager's investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. The Manager also will periodically rebalance each Portfolio's holdings to bring the asset allocation of the Portfolio back into alignment with its asset allocation targets. A committee of the Manager's investment personnel manages the Portfolios.

     The Manager has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the Allocation Portfolios and to investments in the Underlying
Portfolios, which may assist the Manager in determining the Underlying Portfolios which may be available for investment and with the selection of and allocation of each Portfolio's investments among the Underlying Portfolios. The Manager is responsible for paying the consulting fees.

     The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing investment adviser or as an additional investment adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing investment adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the investment adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new investment adviser that normally is provided in a proxy statement.

     As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:



-------------------------------------------------------------- -------------------------------------------
Portfolio                                                      Advisory Fee
-------------------------------------------------------------- -------------------------------------------
-------------------------------------------------------------- -------------------------------------------

MetLife Defensive Strategy Portfolio                                             0.10%
-------------------------------------------------------------- -------------------------------------------
-------------------------------------------------------------- -------------------------------------------
MetLife Moderate Strategy Portfolio                                              0.10%
-------------------------------------------------------------- -------------------------------------------
-------------------------------------------------------------- -------------------------------------------
MetLife Balanced Strategy Portfolio                                              0.10%
-------------------------------------------------------------- -------------------------------------------
-------------------------------------------------------------- -------------------------------------------
MetLife Growth Strategy Portfolio                                                0.10%
-------------------------------------------------------------- -------------------------------------------
-------------------------------------------------------------- -------------------------------------------
MetLife Aggressive Strategy Portfolio                                            0.10%
-------------------------------------------------------------- -------------------------------------------


Expense Limitation Agreement

     In the interest of limiting expenses of each Portfolio until April 30, 2006, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to 0.10% of daily net assets in the case of each Portfolio.

     Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the then existing percentage limits. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio's total annual expense ratio is less than the respective percentages stated above.

     The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.


Distribution Plan

     Each Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Pursuant to the Plan, each Portfolio has entered into a Distribution Agreement with MetLife Investors Distribution Company located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolios. Under the Plan, the Trust, on behalf of each Portfolio, is permitted to pay to various service providers up to 0.50% of the average daily net assets of the Portfolio as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments are limited to 0.25% of average net assets which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.



         YOUR INVESTMENT

     Shareholder Information

     The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

     However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contract accompanying this Prospectus for more information on your voting rights.

Dividends, Distributions and Taxes

Dividends and Distributions

     Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

     All net realized long- or short-term capital gains of each Portfolio are distributed once a year and reinvested in the Portfolio.

Taxes

     Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

     Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

     Shares of each Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contract.

     Section  817(h)  of  the  Code  and  the  regulations   thereunder   impose
"diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. Similarly, an investment in an Underlying Portfolio by a Portfolio is treated not as a single investment but as an investment in each asset owned by the Underlying Portfolio, so long as shares of the Underlying Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios and Underlying Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contract.

     The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

     The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports and statements which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares


     The Trust does not sell its shares directly to the public. The Trust continuously sells Class B shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.


Purchase and Redemption of Shares

     MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

     The Portfolios are available as investment options under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transaction costs for a Portfolio and could require the Adviser to maintain increased cash reserves, which could harm performance in rising markets.


     Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Market Timing


     The Portfolios and the Underlying Portfolios are not intended for market timers. However, there is no assurance that the Portfolios will not be used for market-timing strategies. If a Portfolio or Underlying Portfolio is used for market-timing, shareholders could suffer adverse effects, including increased transaction costs, interference with the efficient management of the Portfolio and the Underlying Portfolio and dilution of investment returns. These effects may be greater for Underlying Portfolios that invest primarily in foreign securities because of time-zone arbitrage. Time-zone arbitrage is a market-timing strategy that attempts to take advantage of time zone differences between the time closing prices are established on foreign markets and the time the Portfolio's net asset value is determined. The risks of market-timing may also be greater for Underlying Portfolios that invest in other types of securities, such as small-cap stocks and high yield bonds, which are often thinly traded.


Valuation of Shares

     Each Portfolio's and Underlying Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern
Time), on each day the NYSE is open. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when the Trust is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Trust is open for business.

     Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

     Except for money market instruments maturing in 60 days or less, securities held by the Portfolios and the Underlying Portfolios are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Valuation Committee of the Trust's Board of Trustees or a fair valuation service in the case of foreign securities held by those Underlying Portfolios predominately investing in foreign securities. Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

     Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

     Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-343-8496


Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission (`SEC"):

o  In person      Review and copy documents in the SEC's Public Reference
                  Room in Washington, D.C.  (for information call
                  202-942-8090).

o  On line        Retrieve information from the EDGAR database on the SEC's
                  web site at: http://www.sec.gov.

o  By mail        Request documents, upon payment of a duplicating fee,
                  by writing to SEC, Public Reference Section, Washington, D.C.
                  20549 or by e-mailing the SEC at publicinfo@sec.gov.

                             SEC FILE # 811-10183